POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - WEIGHTED AVERAGE ASSUMPTIONS FOR THE BENEFIT CALCULATIONS AS WELL AS ASSUMED HEALTH CARE TREND RATES (DETAILS)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Pension Plans, Defined Benefit [Member]
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	4.00%	[1]	4.20%	[1]
Rate of compensation increase	3.20%	[1]	3.30%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	4.20%	[2]	5.30%	[2]
Expected long-term rates of return for plan assets	7.30%	[2]	7.40%	[2]
Rate of compensation increase	3.30%	[2]	3.50%	[2]
Other Retiree Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	4.80%	[1]	4.30%	[1]
Rate of compensation increase	0.00%	[1]	0.00%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	4.30%	[2]	5.70%	[2]
Expected long-term rates of return for plan assets	8.30%	[2]	9.20%	[2]
Rate of compensation increase	0.00%	[2]	0.00%	[2]
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	7.30%		8.00%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	5.00%		5.00%
Year that the rate reaches the ultimate trend rate	2020		2019

[1]	Determined as of end of year.
[2]	Determined as of beginning of year and adjusted for acquisitions.